Post-employment benefits (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair Value	R$ 21,490	R$ 23,754
Percentage of allocation	100.00%	100.00%
Fixed Income Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 20,732	R$ 22,363
Percentage of allocation	96.50%	94.20%
Fixed Income Securities 1 [Member] | Quoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 20,117	R$ 21,705
Percentage of allocation	93.60%	91.40%
Fixed Income Securities 1 [Member] | Nonquoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 615	R$ 658
Percentage of allocation	2.90%	2.80%
Variable Income Securities [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 9	R$ 640
Percentage of allocation		2.70%
Variable Income Securities [Member] | Quoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	4	R$ 630
Percentage of allocation		2.70%
Variable Income Securities [Member] | Nonquoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	5	R$ 10
Structured Investments [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 120	R$ 128
Percentage of allocation	0.60%	0.50%
Structured Investments [Member] | Nonquoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 120	R$ 128
Percentage of allocation	0.60%	0.50%
Real Estate 1 [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 546	R$ 544
Percentage of allocation	2.50%	2.30%
Loans To Participants [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 83	R$ 79
Percentage of allocation	0.40%	0.30%